TRANSFERS (Details) - EBP 118	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Transfer to plan due to changes in employment status	$ 1,416,775
Transfer from plan due to changes in employment status	22,785,158
Transfer from plan due to disposition	$ 105,702,499